UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-21763

Name of Fund: Managed Account Series

BlackRock GA Disciplined Volatility Equity Fund

BlackRock GA Enhanced Equity Fund

Fund Address: 100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: John M. Perlowski, Chief Executive Officer, Managed Account

            Series, 55 East 52nd Street, New York, NY 10055

Registrant’s telephone number, including area code: (800) 441-7762

Date of fiscal year end: 10/31/2018

Date of reporting period: 07/31/2018

Item 1 – Schedule of Investments

Schedule of Investments (unaudited) July 31, 2018	BlackRock GA Disciplined Volatility Equity Fund (Percentages shown are based on Net Assets)

Security	Shares	Value
Common Stocks — 99.6%

Belgium — 1.2%
Anheuser-Busch InBev SA	633	$64,417

Canada — 0.5%
Enbridge, Inc.	187	6,641
Suncor Energy, Inc.	321	13,518
TransCanada Corp.	153	6,882

		27,041
France — 5.5%
Danone SA	1,153	90,525
Dassault Aviation SA	27	49,907
Eiffage SA	109	12,181
Sodexo SA	607	67,241
Unibail-Rodamco-Westfield	319	70,818

		290,672
Germany — 2.5%
Fresenius SE & Co. KGaA	1,729	133,286

Hong Kong — 1.4%
Sun Hung Kai Properties Ltd.	4,500	70,572

Indonesia — 0.3%
Siloam International Hospitals Tbk PT(a)	70,076	15,189

Ireland — 0.3%
Medtronic PLC	177	15,971

Italy — 3.7%
Ei Towers SpA	540	35,957
Enel SpA	10,982	61,180
Luxottica Group SpA	859	58,078
RAI Way SpA(b)	5,603	31,875
Snam SpA	2,180	9,362

		196,452
Japan — 13.5%
Ajinomoto Co., Inc.	4,300	76,133
Astellas Pharma, Inc.	4,800	78,292
East Japan Railway Co.	2,400	224,477
Hoya Corp.	1,100	66,192
KDDI Corp.	800	22,270
Nippon Telegraph & Telephone Corp.	400	18,502
Otsuka Holdings Co. Ltd.	100	4,618
Seven & i Holdings Co. Ltd.	200	8,168
Tokyo Gas Co. Ltd.	2,300	56,178
Toray Industries, Inc.	19,700	152,671

		707,501

Security	Shares	Value
Netherlands — 1.2%
ABN AMRO Group NV CVA(b)	2,280	$63,101

Portugal — 1.0%
NOS SGPS SA	8,806	51,291

Singapore — 1.8%
CapitaLand Ltd.	40,700	96,685

South Korea — 1.0%
KT&G Corp.	508	50,180

Switzerland — 1.9%
Nestle SA, Registered Shares	1,228	100,074

Taiwan — 2.8%
Chunghwa Telecom Co. Ltd.	12,000	41,586
Far EasTone Telecommunications Co. Ltd.	20,000	47,468
Taiwan Mobile Co. Ltd.	16,000	55,168

		144,222
United Kingdom — 8.7%
Berkeley Group Holdings PLC	295	14,439
HSBC Holdings PLC	7,110	68,088
Royal Dutch Shell PLC - ADR, Class A	2,737	187,129
Vodafone Group PLC	26,251	64,130
Vodafone Group PLC - ADR	5,059	124,198

		457,984
United States — 52.3%
Air Products & Chemicals, Inc.	1,457	239,196
Altria Group, Inc.	1,143	67,071
American Tower Corp.	87	12,897
Baxter International, Inc.	272	19,706
Berkshire Hathaway, Inc., Class B(a)	141	27,900
Charter Communications, Inc., Class A(a)	293	89,242
Colgate-Palmolive Co.	217	14,541
Comcast Corp., Class A	5,559	198,901
CVS Health Corp.	2,217	143,795
DowDuPont, Inc.	3,120	214,562
Exxon Mobil Corp.	159	12,960
Fifth Third Bancorp	552	16,334
Fortune Brands Home & Security, Inc.	284	16,472
Gilead Sciences, Inc.	601	46,776
Hartford Financial Services Group, Inc.	325	17,128
HCA Healthcare, Inc.	538	66,836
International Business Machines Corp.	464	67,248
Johnson & Johnson	1,491	197,587
Liberty Broadband Corp., Class A(a)	927	73,548
Lowe’s Cos., Inc.	209	20,762
Marsh & McLennan Cos., Inc.	1,217	101,449
Masco Corp.	337	13,591

1

Schedule of Investments (unaudited) (continued) July 31, 2018	BlackRock GA Disciplined Volatility Equity Fund (Percentages shown are based on Net Assets)

Security	Shares	Value
United States (continued)
Mastercard, Inc., Class A	145	$28,710
Merck & Co., Inc.	301	19,827
Microsoft Corp.	228	24,186
Mohawk Industries, Inc.(a)	313	58,957
Mondelez International, Inc., Class A	419	18,176
NextEra Energy, Inc.	550	92,147
Northrop Grumman Corp.	43	12,921
O’Reilly Automotive, Inc.(a)	133	40,698
Oracle Corp.	384	18,309
PepsiCo, Inc.	162	18,630
Pfizer, Inc.	2,862	114,280
Procter & Gamble Co.	971	78,535
QUALCOMM, Inc.	268	17,176
Raytheon Co.	69	13,664
Schlumberger Ltd.	959	64,752
Sempra Energy	562	64,962
Starbucks Corp.	459	24,047
Stryker Corp.	97	15,835
Thermo Fisher Scientific, Inc.	78	18,293
Travelers Cos., Inc.	180	23,425

Security	Shares	Value
United States (continued)
UnitedHealth Group, Inc.	822	$208,147
Verizon Communications, Inc.	336	17,351
Visa, Inc., Class A	183	25,023
Vistra Energy Corp.(a)	1,227	27,730
Waters Corp.(a)	94	18,543

		2,742,826

Total Long-Term Investments — 99.6% (Cost — $5,169,901)		5,227,464

Short-Term Securities — 0.1%
BlackRock Liquidity Funds, T-Fund, Institutional Class, 1.79%(c)(d)	6,240	6,240

Total Short-Term Securities — 0.1% (Cost — $6,240)		6,240

Total Investments — 99.7% (Cost — $5,176,141)		5,233,704
Other Assets Less Liabilities — 0.3%		14,616

Net Assets — 100.0%		$5,248,320

(a)	Non-income producing security.
(b)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(c)	Annualized 7-day yield as of period end.
(d)

During the period ended July 31, 2018, investments in issuers considered to be an affiliate of the Fund for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares Held at 10/30/17	Net Activity	Shares Held at 07/31/18	Value at 07/31/18	Income	Net Realized Gain (Loss)(a)	Change in Unrealized Appreciation (Depreciation)
BlackRock Liquidity Funds, T-Fund, Institutional Class	83,100	(76,860)	6,240	$6,240	$1,008	$1	$—

(a)	Includes net capital gain distributions, if applicable.

Portfolio Abbreviations

ADR American Depositary Receipts

CVA Certificaten Van Aandelen (Dutch Certificate)

2

Schedule of Investments (unaudited) (continued) July 31, 2018	BlackRock GA Disciplined Volatility Equity Fund

Currency Abbreviations

AUD Australian Dollar

CAD Canadian Dollar

EUR Euro

GBP British Pound

JPY Japanese Yen

TWD Taiwan New Dollar

USD U.S. Dollar

Derivative Financial Instruments Outstanding as of Period End

Forward Foreign Currency Exchange Contracts

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
AUD	170,000	USD	125,739	JPMorgan Chase Bank N.A.	10/15/18	$601
CAD	225,000	USD	171,763	JPMorgan Chase Bank N.A.	10/15/18	1,424
USD	166,101	EUR	140,905	UBS AG	10/15/18	420
USD	378,068	JPY	41,535,000	JPMorgan Chase Bank N.A.	10/15/18	4,723
USD	233,673	TWD	7,106,000	Barclays Bank PLC	10/15/18	212

						7,380

GBP	130,000	USD	172,704	UBS AG	10/15/18	(1,534)

						$5,846

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of investments and derivative financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that each Fund has the ability to access

•

Level 2 — Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•

Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including each Fund’s own assumptions used in determining the fair value of investments and derivative financial instruments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the BlackRock Global Valuation Methodologies Committee (the “Global Valuation Committee”) in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. Level 3 investments may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the Global Valuation Committee in the absence of market information.

Changes in valuation techniques may result in transfers into or out of an assigned level within the hierarchy. In accordance with each Fund’s policy, transfers between different levels of the fair value hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments and derivative financial instruments is based on the pricing transparency of the investments and derivative financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments and derivative financial instruments, refer to the Fund’s most recent financial statements as contained in its semi-annual report.

3

Schedule of Investments (unaudited) (continued) July 31, 2018	BlackRock GA Disciplined Volatility Equity Fund

The following tables summarize the Fund’s investments and derivative financial instruments categorized in the disclosure hierarchy:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Common Stocks:
Belgium	$—	$64,417	$—	$64,417
Canada	27,041	—	—	27,041
France	70,818	219,854	—	290,672
Germany	—	133,286	—	133,286
Hong Kong	—	70,572	—	70,572
Indonesia	—	15,189	—	15,189
Ireland	15,971	—	—	15,971
Italy	31,875	164,577	—	196,452
Japan	—	707,501	—	707,501
Netherlands	—	63,101	—	63,101
Portugal	—	51,291	—	51,291
Singapore	—	96,685	—	96,685
South Korea	50,180	—	—	50,180
Switzerland	—	100,074	—	100,074
Taiwan	—	144,222	—	144,222
United Kingdom	311,327	146,657	—	457,984
United States	2,742,826	—	—	2,742,826
Short-Term Investment Fund	6,240	—	—	6,240

	$3,256,278	$1,977,426	$—	$5,233,704

Derivative Financial Instruments(a)
Assets:
Forward foreign currency contracts	$—	$7,380	$—	$7,380
Liabilities:
Forward foreign currency contracts	—	(1,534)	—	(1,534)

	$—	$5,846	$—	$5,846

(a)	Derivative financial instruments are forward foreign currency exchange contracts, which are valued at the unrealized appreciation (depreciation) on the instrument.

During the period ended July 31, 2018, transfers between Level 1 and Level 2 were as follows:

	Transfers Into Level 2(a)	Transfers Out of Level 1(a)
Assets:
Investments:
Common Stocks:
Italy	$94,893	$(94,893)
Portugal	50,644	(50,644)
United Kingdom	11,328	(11,328)

	$156,865	$(156,865)

(a)	External pricing service used to reflect any significant market movements between the time the Fund valued such foreign securities and the earlier closing of foreign markets.

4

Schedule of Investments (unaudited) July 31, 2018	BlackRock GA Enhanced Equity Fund (Percentages shown are based on Net Assets)

Security	Shares	Value
Common Stocks — 99.5%
Brazil — 1.4%
Azul SA - ADR(a)	2,960	$56,684
Notre Dame Intermedica Participacoes SA(a)	4,199	27,409

		84,093
Canada — 0.6%
Encana Corp.	2,530	34,003

China — 5.2%
Alibaba Group Holding Ltd. - ADR(a)	833	155,963
Tencent Holdings Ltd.	3,200	145,646

		301,609
France — 4.2%
AXA SA	2,065	52,032
Safran SA	1,538	190,718

		242,750
Germany — 4.0%
Bayer AG, Registered Shares	2,079	231,449

Italy — 0.7%
Telecom Italia SpA(a)	49,760	38,274

Japan — 17.1%
Aisin Seiki Co. Ltd.	100	4,664
Asahi Kasei Corp.	1,200	16,040
Bridgestone Corp.	2,200	86,782
Daikin Industries Ltd.	700	83,671
Denso Corp.	1,500	74,198
Japan Airlines Co. Ltd.	2,000	73,829
Koito Manufacturing Co. Ltd.	1,000	64,415
Mitsubishi Electric Corp.	5,600	76,086
Murata Manufacturing Co. Ltd.	200	34,995
Nitto Denko Corp.	800	58,045
Rohm Co. Ltd.	200	17,047
Shin-Etsu Chemical Co. Ltd.	800	80,929
Subaru Corp.	2,600	75,986
Sumitomo Mitsui Financial Group, Inc.	500	19,844
Suzuki Motor Corp.	1,200	70,582
Toyota Industries Corp.	1,400	79,244
Ube Industries Ltd.	2,700	72,678

		989,035
Netherlands — 7.0%
ING Groep NV	11,289	172,572
Koninklijke Philips NV	5,341	234,468

		407,040

Security	Shares	Value
South Korea — 0.7%
Doosan Bobcat, Inc.	1,396	$41,592

Spain — 3.5%
Cellnex Telecom SAU(b)	7,529	200,078

Switzerland — 3.8%
UBS Group AG, Registered Shares(a)	13,357	219,541

United Arab Emirates — 2.9%
NMC Health PLC	3,368	167,525

United Kingdom — 1.2%
GW Pharmaceuticals PLC - ADR(a)	171	23,097
Liberty Global PLC, Class A(a)	1,678	47,370

		70,467
United States — 47.2%
Acadia Healthcare Co., Inc.(a)	916	36,164
Alphabet, Inc., Class C(a)	136	165,547
Amazon.com, Inc.(a)	40	71,098
Anadarko Petroleum Corp.	3,093	226,253
Apple, Inc.	160	30,446
Bank of America Corp.	2,917	90,077
Biogen, Inc.(a)	71	23,740
Charles Schwab Corp.	1,292	65,969
Citigroup, Inc.	1,264	90,869
Cloudera, Inc.(a)	2,279	30,516
Domo, Inc., Class B(a)	73	1,213
Dropbox, Inc., Class A(a)	741	19,837
Edgewell Personal Care Co.(a)	1,462	78,743
Facebook, Inc., Class A(a)	1,353	233,501
FleetCor Technologies, Inc.(a)	328	71,176
Liberty Media Corp. - Liberty SiriusXM, Class A(a)	1,609	75,848
MGM Resorts International	2,108	66,128
Microsoft Corp.	2,648	280,900
Morgan Stanley	1,586	80,188
NextEra Energy Partners LP	1,469	69,146
Pure Storage, Inc., Class A(a)	1,722	37,299
QUALCOMM, Inc.	747	47,875
Snap, Inc., Class A(a)	2,011	25,137
SunTrust Banks, Inc.	1,365	98,376
Tenet Healthcare Corp.(a)	787	29,615
TESARO, Inc.(a)	747	26,018
United Continental Holdings, Inc.(a)	1,865	149,946
Wells Fargo & Co.	2,391	136,980
Western Digital Corp.	318	22,308
Williams Cos., Inc.	11,096	330,106

1

Schedule of Investments (unaudited) (continued) July 31, 2018	BlackRock GA Enhanced Equity Fund (Percentages shown are based on Net Assets)

Security	Shares	Value
United States (continued)
Zynga, Inc., Class A(a)	6,408	$24,286

		2,735,305

Total Long-Term Investments — 99.5% (Cost — $5,368,707)		5,762,761

Security	Shares	Value
Short-Term Securities — 0.6%
BlackRock Liquidity Funds, T-Fund, Institutional Class, 1.79%(c)(d)	36,714	$36,714

Total Short-Term Securities — 0.6% (Cost — $36,714)		36,714

Total Investments — 100.1% (Cost — $5,405,421)		5,799,475
Liabilities in Excess of Other Assets — (0.1)%		(5,543)

Net Assets — 100.0%		$5,793,932

(a)	Non-income producing security.
(b)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(c)	Annualized 7-day yield as of period end.
(d)

During the period ended July 31, 2018, investments in issuers considered to be an affiliate of the Fund for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares Held at 10/31/17	Net Activity	Shares Held at 04/30/18	Value at 04/30/18	Income	Net Realized Gain (Loss)(a)	Change in Unrealized Appreciation (Depreciation)
BlackRock Liquidity Funds, T-Fund, Institutional Class	19,712	17,002	36,714	$36,714	$1,320	$—	$—

(a)	Includes net capital gain distributions, if applicable.

Portfolio Abbreviations

ADR American Depositary Receipts

AUD Australian Dollar

CAD Canadian Dollar

EUR Euro

GBP British Pound

JPY Japanese Yen

USD United States Dollar

Derivative Financial Instruments Outstanding as of Period End
Forward Foreign Currency Exchange Contracts
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
AUD	180,000	USD	133,135	JPMorgan Chase Bank N.A.	10/15/18	$637
CAD	240,000	USD	183,214	JPMorgan Chase Bank N.A.	10/15/18	1,519
USD	483,327	EUR	410,000	JPMorgan Chase Bank N.A.	10/15/18	1,234
USD	578,627	JPY	63,568,649	JPMorgan Chase Bank N.A.	10/15/18	7,228

						10,618

GBP	155,000	USD	205,916	UBS AG	10/15/18	(1,829)

	Unrealized Appreciation					$8,789

2

Schedule of Investments (unaudited) (continued) July 31, 2018	BlackRock GA Enhanced Equity Fund

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of investments and derivative financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that each Fund has the ability to access

•

Level 2 — Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•

Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including each Fund’s own assumptions used in determining the fair value of investments and derivative financial instruments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the BlackRock Global Valuation Methodologies Committee (the “Global Valuation Committee”) in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. Level 3 investments may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the Global Valuation Committee in the absence of market information.

Changes in valuation techniques may result in transfers into or out of an assigned level within the hierarchy. In accordance with each Fund’s policy, transfers between different levels of the fair value hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments and derivative financial instruments is based on the pricing transparency of the investments and derivative financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments and derivative financial instruments, refer to the Fund’s most recent financial statements as contained in its semi-annual report.

The following tables summarize the Fund’s investments and derivative financial instruments categorized in the disclosure hierarchy:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Common Stocks:
Brazil	$84,093	$—	$—	$84,093
Canada	34,003	—	—	34,003
China	155,963	145,646	—	301,609
France	—	242,750	—	242,750
Germany	—	231,449	—	231,449
Italy	—	38,274	—	38,274
Japan	—	989,035	—	989,035
Netherlands	—	407,040	—	407,040
South Korea	—	41,592	—	41,592
Spain	—	200,078	—	200,078
Switzerland	—	219,541	—	219,541
United Arab Emirates	—	167,525	—	167,525
United Kingdom	70,467	—	—	70,467
United States	2,735,305	—	—	2,735,305
Short-Term Securities	36,714	—	—	36,714

	$3,116,545	$2,682,930	$—	$5,799,475

3

Schedule of Investments (unaudited) (continued) July 31, 2018	BlackRock GA Enhanced Equity Fund

	Level 1	Level 2	Level 3	Total
Derivative Financial Instruments(a)
Assets:
Forward foreign currency contracts	$—	$10,618	$—	$10,618
Liabilities:
Forward foreign currency contracts	—	(1,829)	—	(1,829)

	$—	$8,789	$—	$8,789

(a)	Derivative financial instruments are forward foreign currency exchange contracts, which are valued at the unrealized appreciation (depreciation) on the instrument.

During the period ended July 31, 2018, there were no transfers between levels.

4

Item 2 – Controls and Procedures

2(a) –

The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended.

2(b) –

There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3 –	Exhibits

Certifications – Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Managed Account Series
By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
Managed Account Series

Date: September 20, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
Managed Account Series

Date: September 20, 2018

By:	/s/ Neal J. Andrews
Neal J. Andrews
Chief Financial Officer (principal financial officer) of
Managed Account Series

Date: September 20, 2018